Investment Strategy - BNY Mellon Enhanced Dividend and Income ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities and other instruments that generate dividends or other sources of income. These investments include equity securities and equity-related investments such as dividend paying common stocks, convertible preferred stocks, equity-linked notes (ELNs), depositary receipts (ADRs), and real estate investment trusts (REITs). The fund's investment policy with respect to the investment of at least 80% of its net assets may be changed by the fund's board upon 60 days' prior notice to shareholders.

The fund's sub-adviser, Newton Investment Management North America LLC (NIMNA or sub-adviser), chooses stocks for the fund through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management. The sub-adviser focuses on stocks of companies that it believes are undervalued.

In selecting securities, the fund's sub-adviser first uses a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristics, including:

• intrinsic value: the sub-adviser analyzes a company's traditional measures, such as price-to-earnings ratio, price-to-book ratio, price-to-sales ratio, and cash flows to determine if the company is priced below its intrinsic value;

• sound business fundamentals: the sub-adviser analyzes a company's balance sheet, income, and cash flow data to determine the company's financial history and current status;

• positive business momentum: the sub-adviser analyzes momentum factors, including, but not limited to, improving earnings expectations (e.g., company earnings being revised higher), company cash flow generation that is positive and growing, and growth in both sales and earnings, and momentum catalysts (which will usually be unique to the investment opportunity and can be company-specific (e.g., a change in company management, a business combination/divestiture, a new product launch) or industry-wide (e.g., regulatory changes)), to determine whether a company's business momentum is expected to be short-term in nature and already reflected in the company's stock price, or expected to lead to longer-term stock price appreciation; and

• income: the sub-adviser believes a company's dividend yield and potential for future dividend growth can contribute to the fund's total return.

Next, based on fundamental analysis, the fund's sub-adviser generally identifies the most attractive of the higher ranked securities, drawing on a variety of sources, including internal research, as well as Wall Street research, and company management. Finally, the fund's sub-adviser manages risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry.

The sub-adviser's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Russell 1000® Value Index, an index that measures the performance of the large capitalization value segment of the U.S. equity universe. The fund's portfolio allocations, however, may differ from those of the Russell 1000 Value Index and the fund may at times overweight certain sectors in attempting to achieve higher yields.

The fund may invest in stocks of companies with any market capitalization, but focuses on stocks of large-capitalization companies (companies that, at the time of purchase, have market capitalizations of $5 billion or more).

The fund may invest up to 10% of its net assets, at the time of purchase, in equity linked notes (ELNs). ELNs are investment products structured as notes that are issued by counterparties, including banks, broker-dealers or their affiliates. The fund intends to invest in ELNs that have some or all of the following economic components:

(i) An options strategy that involves writing (selling) call options on a reference security (usually an individual stock, a basket of stocks, or a stock index). A written call option gives the holder or buyer of the option the right to purchase the underlying security from the writer or seller of the option at a predetermined price within a specified time frame. The writer of the option receives a premium from the buyer for selling the call option. The writer of the option is obligated to sell the reference security to the buyer at the predetermined price if the buyer exercises the option within the specified time frame. A written call option provides a premium as a form of income, but may result in a loss if the price of the reference security is above the strike price. The options strategy may also include purchasing a corresponding call option on the reference security at a higher strike price than the written call option. The purchase of such call options is designed to limit potential losses incurred from writing call options due to appreciation of the reference security. The purchase of a call option requires the payment of a premium.

(ii) A futures strategy on a reference security designed to offset or partially offset the opportunity cost of the fund not being fully invested in the equity market (i.e., the amount of fund assets invested in the note). The futures strategy may also be used to offset or partially offset potential losses incurred from writing call options due to appreciation of a written call option's reference security. The futures strategy, however, may be on a reference security that differs from the reference security involved with the writing of call options.

(iii) A fixed-income component paying a stated interest rate.

The ELNs in which the fund invests are designed to provide distributable income to the fund. The rate of distributable income is adjusted periodically, based on the interest rate income of the fixed-income component of the ELN and the premiums from the ELN's options writing strategy. Such income may reduce the fund's volatility by offsetting potential losses incurred by the equity portion of the fund's portfolio and/or any futures strategy of an ELN. Investments in ELNs, however, may also reduce the fund's ability to fully profit from being entirely invested in a portfolio of equity securities. Each ELN will be structured such that the fund's maximum loss on the ELN will be capped at an amount less than or equal to the principal invested in the ELN.

The fund may, from time to time, invest a significant portion (more than 20%) of its net assets in securities of companies in one or more market sectors. As of the date of this Prospectus, the fund expects to invest a significant portion of its assets in securities of companies in the financial sector.

The fund typically sells a security when the sub-adviser's buy rationale has changed. This might be because the target price has been reached or the sub-adviser believes that there has been a negative change in the fundamental factors surrounding the company, such as a loss of competitive advantage, a failure in management execution, or deteriorating capital structure. As a result of its investment approach, the fund may experience a high portfolio turnover rate.